Structured Entities (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Unconsolidated Structured Entities

	As at October 31, 2021
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets on structured entity’s financial statements	$3,519	$2,403	$833	$6,755
Assets recognized on the Bank’s financial statements
Trading assets	7	2	–	9
Investment securities	–	1,124	10	1,134
Loans (1)	–	639	59	698
	7	1,765	69	1,841
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
	–	–	833	833
Bank’s maximum exposure to loss	$3,526	$1,765	$69	$5,360

	As at October 31, 2020
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$3,097	$3,106	$833	$7,036
Assets recognized on the Bank’s financial statements
Trading assets	1	2	–	3
Investment securities	–	1,192	10	1,202
Loans (1)	–	820	59	879
	1	2,014	69	2,084
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
	–	–	833	833
Bank’s maximum exposure to loss	$3,098	$2,014	$69	$5,181
(1)	Loan balances are presented net of allowance for credit losses.

Summary of Other Unconsolidated Bank Sponsored Entities	The following table provides information on revenue from unconsolidated Bank-sponsored entities.

	Funds
As at October 31 ($ millions)	2021	2020
Revenue	$2,604	$2,165